Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,740	$ 5,354
Accounts receivables:
Trade receivables	611	516
Other	294	334
Restricted deposit	11	154
Inventory	958	814
Total current assets	3,614	7,172
Non-current assets:
Restricted deposit	163	155
Long term-receivables		18
Right-of-use assets	3,215
Property and equipment, net	2,239	1,407
Intangible assets, net	316	340
Total non-current assets	5,933	1,920
TOTAL ASSETS	9,547	9,092
Current liabilities
Loan	18	22
Accounts payable:
Trade payables	761	622
Accrued liabilities and other	679	631
Lease liabilities	604
Contract liabilities	1,235	970
Total current liabilities	3,297	2,245
Non-current liabilities
Warrants at fair value	573	649
Derivatives	327	97
Royalties to the Israel Innovation Authority	196	316
Loan	18	22
Lease liabilities	3,004
Contract liabilities	304	980
Total non-current liabilities	4,422	2,064
Total liabilities	7,719	4,309
Commitments and contingent liabilities
Equity:
Ordinary shares	1,583	1,580
Additional paid in capital and warrants	54,762	54,758
Currency translation differences	(1,008)	(1,008)
Accumulated deficit	(53,509)	(50,547)
TOTAL EQUITY	1,828	4,783
TOTAL LIABILITIES AND EQUITY	$ 9,547	$ 9,092